Commitments and Contingencies	12 Months Ended
Sep. 30, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 19. COMMITMENTS AND CONTINGENCIES

Commitments

The Group has not entered into any off-balance sheet financial guarantees or other off-balance sheet commitments to guarantee the payment obligations of any third parties. The Group has not entered into any derivative contracts that are indexed to its shares and classified as shareholder’s equity or that are not reflected in the consolidated financial statements. Furthermore, the Group does not have any retained or contingent interest in assets transferred to an unconsolidated entity that serves as credit, liquidity or market risk support to such entity. The Group does not have any variable interest in any unconsolidated entity that provides financing, liquidity, market risk or credit support to us or engages in leasing, hedging or product development services with the Group.

The following table sets forth the Group’s future minimum contractual obligations as of September 30, 2023:

	Payments due by period
	Total	Within one year	Within 1-2 years
	HK$	HK$	HK$
Operating lease payment – short-term leases	521,065	521,065	-
Operating lease payment – leases with lease term of more than 12 months	271,200	209,600	61,600
Non-cancellable purchase contracts	9,296,574	9,296,574	-
Total	10,088,839	10,027,239	61,600

Contingencies

Severance Payment and Long Service Payment

Employment Ordinance of the Laws of Hong Kong requires employers to assure the liability of severance payment if an employee who has been working for the employer for not less than 24 months under a continuous contract is, due to redundancy, dismissed, laid off, or upon expiry of a fixed-term employment contract. The ordinance also requires employers to assure the liability of long service payment if an employee who has been working for the employer for not less than 5 years under a continuous contract is dismissed, dies, resigns on ground of ill health or on or after 65 years old, or upon expiry of a fixed-term employment contract.

As of September 30, 2022 and 2023, the Group estimated its long service payment to be HK$956,388 and HK$1,008,306, respectively. The provision for long service payment as at September 30, 2022 and 2023 have been reflected in the consolidated balance sheets as “other liabilities” under non-current liabilities.

No severance payment is provided since the Group has no plan to dismiss any staff due to redundancy, and therefore considers the possibility of meeting the criteria of making severance payment is remote.

Legal Contingencies

In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of September 30, 2022 and 2023, and through the issuance date of the consolidated financial statements.